As filed with the Securities and Exchange Commission on March 1, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Teberg Fund
Schedule of Investments
at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 0.01%
	Media - 0.01%
62	Idearc, Inc.*	$1,776
	TOTAL COMMON STOCKS (Cost $1,756)	1,776

	EQUITY FUNDS - 24.75%
8,357	AIM Financial Services Fund - Class A	235,513
7,513	AIM Global Health Care Fund - Class A	213,743
5,281	Allegiant Multi-Factor Small Cap Value Fund - Class A	92,783
1,423	American EuroPacific Growth Fund - Class A	66,239
15,370	American Washington Mutual Investors Fund - Class A	535,784
15,466	Blackrock Mid-Cap Value Equity Fund - Class IA	200,126
21,585	Brandywine Fund	740,149
19,131	Burnham Financial Services Fund	431,596
2,160	Calamos Growth Fund - Class A	116,433
2,539	Clipper Fund	233,566
3,801	Columbia Real Estate Equity Fund - Class Z	103,566
4,711	Davis Financial Fund - Class A	223,656
1,752	DWS Latin America Fund - Class S	100,786
2,750	Driehaus Emerging Markets Growth Fund	107,488
8,772	Eaton Vance Worldwide Health Sciences Fund - Class A	99,216
3,360	Fidelity Real Estate Investment Portfolio	122,208
4,392	Fidelity Select Energy Portfolio	214,261
851	Fidelity Select Health Care Portfolio	106,412
1,579	Fidelity Select Insurance Portfolio	112,024
2,939	FPA Capital Fund	121,798
5,736	FPA Perennial Fund	198,707
9,149	Gabelli Value Fund - Class A	161,116
10,463	Gamco Global Telecommunications Fund - Class AAA	235,009
7,907	ICON Financial Fund	117,414
2,718	ING Russia Fund - Class A	169,916
2,338	Jennison Natural Resources Fund - Class A	104,548
17,633	Jennison Small Company Fund - Class A	353,189
9,406	Keeley Small Cap Value Fund	245,297
5,236	Mairs & Power Growth Fund	403,682
4,914	Matthews Pacific Tiger Fund	116,507
5,237	Meridian Growth Fund	205,488
14,946	MFS Mid Cap Growth Fund - Class A*	140,196
14,495	Nicholas Applegate Growth Equity Fund - Class A*	174,370
5,426	Oppenheimer International Small Company Fund - Class A	145,863
3,240	The Parnassus Fund	117,392
7,997	Rydex Series - Transportation Fund - Investor Class*	222,631
10,339	Sentinel Small Company Fund - Class A	77,748
4,910	SSgA Emerging Markets Fund	115,039
6,824	T Rowe Price Equity Income Fund	201,653
3,692	Thompson Plumb Growth Fund	180,731
3,066	Vanguard Energy Fund - Investor Class	198,185
77,237	Westwood Equity Fund - Class AAA	865,050
	TOTAL EQUITY FUNDS (Cost $8,204,621)	8,927,078

	EXCHANGE TRADED FUNDS - 9.11%
1,800	Biotech HOLDRs Trust	330,912
5,442	Financial Select Sector SPDR Fund	199,939
2,969	Health Care Select Sector SPDR Fund	99,432
18,000	Internet Infrastructure HOLDRs Trust*	98,460
968	iShares Cohen & Steers Realty Majors Index Fund	97,207
880	iShares Dow Jones U.S. Financial Sector Index Fund	103,831
2,332	iShares Dow Jones U.S. Transportation Index Fund	190,711
1,111	iShares Lehman 20+ Year Treasury Bond Fund	98,246
1,351	iShares MSCI EAFE Index Fund	98,920
4,972	iShares MSCI Emerging Markets Index Fund	567,653
2,570	iShares Russell 2000 Growth Index Fund	202,130
4,607	Nasdaq-100 Trust, Series 1	198,838
5,800	Semiconductor HOLDRs Trust	195,460
15,300	Telecom HOLDRs Trust	541,926
2,000	Utilities HOLDRs Trust*	263,380
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,262,643)	3,287,045

	FIXED INCOME FUNDS - 64.37%
7,149	American Century Target Maturities Series 2015 Fund - Investor Class	558,780
50,542	American High Income Trust - Class A	637,330
779,474	DWS High Income Fund - Class A	4,240,336
200,598	Eaton Vance High Income Fund - Class A	1,061,165
4,786	First Trust Strategic High Income Fund	101,798
1,001,544	Franklin AGE High Income Fund - Class A	2,133,289
1,640,617	Franklin Income Fund - Class A	4,364,042
860,515	John Hancock High Yield Fund - Class A	4,853,304
95,529	Julius Baer Global High Income Fund - Class A	1,054,641
543,051	Northeast Investors Trust	4,214,079
	TOTAL FIXED INCOME FUNDS (Cost $22,205,384)	23,218,764

	MONEY MARKET FUNDS - 2.00%
721,655	AIM STIT-STIC Prime Portfolio	721,655
	TOTAL MONEY MARKET FUNDS (Cost $721,655)	721,655
	Total Investments (Cost $34,396,059) - 100.24%	36,156,318
	Liabilities in Excess of Other Assets - (0.24)%	(85,429)
	NET ASSETS - 100.00%	$36,070,889

* Non-income producing security.

The cost basis of investments for federal tax purposes at December 31, 2006 was as follows**:

Cost of investments	$34,396,059
Gross unrealized appreciation	$1,991,409
Gross unrealized depreciation	(231,150)
Net unrealized appreciation	$1,760,259

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 2/23/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 2/23/2007

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 2/23/2007

* Print the name and title of each signing officer under his or her signature.